UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Item 1. Report to Shareholders

Retirement I 2030 Fund–I Class	November 30, 2017

The views and opinions in this report were current as of November 30, 2017. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Global stocks generated solid gains in the six months ended November 30, 2017, supported by positive economic growth, stabilizing political trends, and solid corporate earnings. Returns for U.S. and overseas developed markets investment-grade debt were modestly positive, while high yield and emerging markets debt performed slightly better. The Retirement I Funds were all solidly positive in absolute terms. The funds performed in line with or slightly trailed their combined index portfolios, and they generally outperformed their Lipper peer group averages.

Important Fixed Income Enhancements
T. Rowe Price has long been committed to prudent, durable innovation that enhances our ability to improve investment outcomes through our Retirement I Funds. As a result, we analyzed our fixed income portfolio design and identified opportunities that could reduce overall portfolio risk and enhance risk-adjusted returns across the retirement glide path. We are making several enhancements to the Retirement I Funds:

●

We are incorporating additional fixed income strategies into our underlying investment portfolios to increase the funds’ diversification. The expanded lineup includes hedged international bonds, long-duration U.S. Treasuries, bank loans, and a nontraditional bond strategy.

●

We are implementing an approach to fixed income allocation that changes along the glide path as the equity allocation changes. Our goal is to take advantage of the distinct behaviors of specific fixed income sectors to improve the investment outcomes for our shareholders.

We started to implement these enhancements in the fourth quarter of 2017, although the transition to the new structure will occur over the coming nine to 12 months.

MARKET ENVIRONMENT

Major U.S. stock indexes registered solid gains for the six months ended November 30, 2017. Donald Trump’s U.S. presidential election victory in November 2016 sparked a sharp market rally that extended into the early months of our reporting period amid optimism about the potential for stimulative economic and fiscal policies. Although progress was limited on many of President Trump’s key initiatives, the domestic economy expanded at a modest pace, supported by broadly accommodative monetary policy and solid economic growth overseas. Corporate revenues and earnings reflected the positive economic backdrop and continued to grow.

Stocks in international developed markets trailed the broader U.S. market in U.S. dollar terms but were still solidly positive. European stocks gained as the region’s political environment stabilized and its economic recovery continued while monetary policy stayed broadly supportive. Japanese stocks outperformed many of the world’s major developed markets amid signs of gradual economic improvement and progress on the government’s structural reform efforts, including more shareholder-friendly corporate governance standards. Emerging markets stocks outpaced most developed markets, benefiting from a growing global economy, a modest rise in commodities prices, and reduced concerns about growing protectionism and rising interest rates in key developed markets.

Returns for U.S. investment-grade bonds ranged from flat to modestly positive for the period. U.S. Treasury yields generally increased, although yields on the 30-year Treasury bond decreased slightly. We note that the trading range was relatively narrow, as the yield on the 10-year U.S. Treasury note generally stayed between 2.10% and 2.40%. Asset- and mortgage-backed securities edged into positive territory. Investment-grade corporate debt generally outpaced U.S. government debt. High yield bonds outperformed investment-grade issues while floating rate bank loans also generated solid gains amid rising interest rates and ongoing demand for low-duration, higher-yielding assets.

Overseas developed markets debt gained modestly in U.S. dollar terms, driven largely by the depreciation of the U.S. dollar versus other currencies. Volatility in high-quality eurozone sovereign debt was low, although stronger-than-expected growth in Europe pushed yields modestly higher. The Bank of Japan’s yield curve control policy, which started in late 2016, kept the yield on the 10-year Japanese government bond near the central bank’s 0% target. Emerging markets debt outperformed overseas developed markets debt, but volatility was modestly higher given the differing monetary policies and political situations across emerging countries.

The world’s major currencies generally rose versus the U.S. dollar for the six-month period. Among developed markets, the euro and the UK pound gained 6.0% and 4.8% against the dollar, respectively, while the Japanese yen lost 1.1%. Among emerging markets, China’s yuan rose 3.1%, the Indian rupee was roughly flat, and Brazil’s real lost 0.7%.

PORTFOLIO REVIEW

Diversifying allocations to sectors and asset classes not included in the funds’ combined index portfolio benchmarks had a mixed impact on the funds’ relative performance in the six-month reporting period. Unhedged international bonds and, to a lesser extent, high yield debt and emerging markets bonds benefited results, while our position in real assets equities detracted.

Security selection in our underlying portfolios also generated mixed results. Our U.S. large-cap value stocks significantly outperformed their underlying benchmark and boosted relative performance in the longer-dated funds, with its positive impact growing with each fund’s relative allocation. Our U.S. investment-grade bonds also helped results, particularly in the shorter-dated funds where it plays a larger relative role; however, the benefit was offset by negative selection in our international developed markets growth and value stocks.

Tactical decisions to overweight or underweight asset classes weighed on the funds’ overall results. An underweight to equities and an overweight to bonds detracted from the funds’ performance versus their combined index portfolios. An underweight to emerging markets stocks for much of the period also hurt relative results.

PORTFOLIO PERFORMANCE AND POSITIONING

We continue to have an underweight allocation to equities, as valuations appear extended, particularly in the U.S. Although improving global growth is supportive, elevated valuations and earnings expectations are a risk. Despite low yields and extended duration profiles, bonds still offer some downside protection. Interest rates should rise gradually, but inflationary pressures remain subdued. Yields are modestly higher over the last year due to Federal Reserve rate hikes, but they are not attractive by historical measures.

Stock Performance
The funds’ broad equity portfolio generated solid absolute gains for the six-month reporting period. Our U.S. equities advanced in the low double-digits and were led by results in our small-cap portfolios, including value, growth, and core. Our international stocks were also solidly positive, although they modestly trailed our broader U.S. exposure. Our emerging markets equities posted the biggest gains and were followed by international developed markets core equities.

Stock Positioning
On a regional basis, U.S. equity valuations appear extended against a backdrop of modest economic growth, tighter monetary policy, and uncertainty regarding fiscal policy. Corporate earnings momentum is positive, but expectations appear elevated. We are neutral between U.S. growth and value stocks. Secular growth stocks should continue to benefit from a low-growth economy, but valuations are less attractive after their recent strong performance, and market leadership is narrow. More cyclical value stocks could benefit from a sustained pickup in U.S. economic growth and higher interest rates while tax reform could catalyze near-term improvements. We are underweight U.S. large caps, as valuations appear extended amid modest economic growth. We favor small-caps, where relative valuations remain reasonable. Pro-growth economic policies and lower corporate taxes could benefit small-caps more than large-caps as the former tend to be more domestically focused.

We favor international developed markets stocks, where valuations are modestly more attractive. They are supported by improving global economic growth, positive earnings trends, and greater exposure to international trade. Japan features the most attractive valuations among developed markets, and positive factors include corporate reform efforts, supportive monetary policy, and improving global trade. We prefer international value over international growth stocks. Valuations for overseas growth stocks are above historical averages, while value stocks are more attractively priced. Some of the more cyclical components within value should benefit from economic recoveries in Europe and Japan that are in earlier stages than the U.S.

Improving global trade has been a tailwind to recent earnings growth momentum in international large-cap companies, particularly in Europe. International small-cap stocks stand to gain as broadening global growth, particularly in Europe and Japan, contributes to improvement in local economies. Modestly attractive relative valuations, improving global growth, and positive earnings trends also favor emerging markets equities. However, they may be challenged by the potential for higher developed market interest rates, protectionist trade policies, and lower energy prices.

We remain underweight to inflation-sensitive real assets equities given the potential impact of slowing Chinese growth rates on near-term demand. In addition, we note our ongoing concerns about long-term structural supply and demand imbalances affecting the global natural resources and commodities complex, particularly the energy sector. Real estate investment trusts (REITs) appear fairly valued but could be pressured by rising interest rates and late-cycle economic trends.

Bond Performance
Our broad fixed income allocation advanced modestly in absolute terms for the six-month reporting period, led by our international developed markets bonds not hedged to the U.S. dollar. We saw somewhat smaller gains from our high yield and long-term U.S. Treasuries.

Bond Positioning
Despite low yields and extended duration profiles, yields for U.S. investment-grade debt are the most attractive among developed markets. We are underweight high yield bonds given limited upside potential at current valuations. Sector fundamentals remain broadly positive and default expectations remain low, but the late-stage credit cycle and the high yield segment’s exposure to uncertain commodity prices pose risks. We prefer floating rate loans, as the segment has less energy exposure and provides protection against rising interest rates, although covenant protections have declined in recent issues.

Outside the U.S., low yields and long duration create a less attractive outlook for investment-grade debt. European bonds are at risk from rising interest rates as the European Central Bank begins to taper its stimulus policies. Fundamentals for emerging markets debt remain supportive, but valuations are extended and appear vulnerable to tighter monetary policies in developed markets. We are neutral on dollar-denominated emerging markets debt, where valuations appear extended and vulnerable to tighter developed market monetary policy, a stronger U.S. dollar, and weaker commodity prices. Many local currencies remain cheap versus the U.S. dollar and offer some upside potential.

PERFORMANCE COMPARISON

The Performance Comparison tables show the returns for each fund versus its combined index portfolio, which is composed of several indexes representing the underlying asset classes in which the funds invest. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the Growth of $10,000 graphs following this letter.

Please note: Effective February 1, 2018, the Retirement I 2060 Fund will be compared against the recently introduced S&P Target Date 2060+ Index, which is better aligned with the fund’s investment strategy and glide path.

OUTLOOK

The global economy should continue to grow over the next several quarters as improving global trade boosts export-oriented economies, although overall growth is likely to remain relatively modest. The U.S. economic cycle is in its later stages, but recession risks remain low and inflationary pressures are still muted. Tax reform could provide a near-term boost to U.S. profit growth, but its broader economic impact is uncertain. Improving global trade and still-accommodative monetary policies should support Japanese economic growth. Europe’s economic recovery continues and has been supported by stronger global trade as well as a moderation in political uncertainty. Among emerging markets, lower inflation offers many central banks the potential for accommodative monetary policies while recent stabilization in commodity prices has also been beneficial. We have seen progress on structural reforms in many key markets, but capital flows remain vulnerable to protectionist trade policies and geopolitical tension. China’s growth is likely to trend lower as leadership emphasizes reforms over growth targets.

Corporate earnings for the third quarter of 2017 grew in the mid-single digits, and expectations are for earnings to pick up in the coming quarters, supported by a positive contribution from the energy sector and broader strength in revenues. Valuations remain broadly expensive versus their historical norms across asset classes. Equity bargains are scarce across region, style, and capitalization, and U.S. large-caps stand out as particularly expensive among developed markets. Within fixed income, yields remain near historically low levels and credit spreads are tight, leaving little room for upside—particularly as interest rates trend higher. At current levels, the risk/return trade-off for risk assets appears skewed to the downside and could be vulnerable if corporate or geopolitical events disrupt the extended period of low volatility.

We believe the broad diversification of our portfolios across asset classes, investment styles, and geography, combined with fundamental research, active security selection, and our ability to make tactical adjustments to the funds’ asset allocation, will help us generate attractive risk-adjusted returns in an uncertain market environment.

Respectfully submitted,

Jerome A. Clark
Co-portfolio manager and member of the funds’ Investment Advisory Committee

Wyatt A. Lee
Co-portfolio manager and member of the funds’ Investment Advisory Committee

December 21, 2017

RISKS OF INVESTING

The Retirement I Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index: An unmanaged index that tracks short-term debt instruments.

Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index: An unmanaged index composed of U.S. Treasury inflation protected securities with maturities between one year and five years.

Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

Combined index portfolios: Unmanaged blended index portfolios created as custom benchmarks for each of the Retirement I Funds. As of November 30, 2017, the combined index portfolios were composed of the following indexes:

●

Retirement Balanced I Fund: 28.0% Russell 3000 Index, 30.0% Bloomberg Barclays U.S. Aggregate Bond Index, 30.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 12.0% MSCI All Country World Index ex USA.

●

Retirement I 2005 Fund: 26.3% Russell 3000 Index, 44.0% Bloomberg Barclays U.S. Aggregate Bond Index, 18.5% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 11.3% MSCI All Country World Index ex USA.

●

Retirement I 2010 Fund: 30.1% Russell 3000 Index, 41.0% Bloomberg Barclays U.S. Aggregate Bond Index, 16.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 12.9% MSCI All Country World Index ex USA.

●

Retirement I 2015 Fund: 35.4% Russell 3000 Index, 37.0% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 15.2% MSCI All Country World Index ex USA.

●

Retirement I 2020 Fund: 42.4% Russell 3000 Index, 32.0% Bloomberg Barclays U.S. Aggregate Bond Index, 7.5% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 18.2% MSCI All Country World Index ex USA.

●

Retirement I 2025 Fund: 48.0% Russell 3000 Index, 27.5% Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 20.6% MSCI All Country World Index ex USA.

●

Retirement I 2030 Fund: 53.6% Russell 3000 Index, 22.0% Bloomberg Barclays U.S. Aggregate Bond Index, 1.50% Bloomberg Barclays U.S. 1–5 Year Treasury Inflation Protected Securities (TIPS) Index, and 23.0% MSCI All Country World Index ex USA.

●	Retirement I 2035 Fund: 57.8% Russell 3000 Index, 17.5% Bloomberg Barclays U.S. Aggregate Bond Index, and 24.8% MSCI All Country World Index ex USA.

●	Retirement I 2040 Fund: 61.3% Russell 3000 Index, 12.5% Bloomberg Barclays U.S. Aggregate Bond Index, and 26.3% MSCI All Country World Index ex USA.

●	Retirement I 2045, 2050, 2055, and 2060 Funds: 63.0% Russell 3000 Index, 10.0% Bloomberg Barclays U.S. Aggregate Bond Index, and 27.0% MSCI All Country World Index ex USA.

Credit Suisse High Yield Index: An unmanaged index designed to track the U.S. dollar-denominated high yield bond market.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI All Country World Index ex USA: An unmanaged index that measures equity market performance of developed and emerging countries, excluding the United States.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from 26 emerging market countries that only includes securities that may be traded by foreign investors.

Neutral allocations: The asset allocations reflected in the Retirement I Funds’ glide path are referred to as “neutral” allocations. As of November 30, 2017, the funds’ neutral allocations were as follows:

●	Retirement Balanced I Fund: 40% stocks and 60% bonds and cash.

●	Retirement I 2005 Fund: 37.5% stocks and 62.5% bonds and cash.

●	Retirement I 2010 Fund: 43.0% stocks and 57.0% bonds and cash.

●	Retirement I 2015 Fund: 50.5% stocks and 49.5% bonds and cash.

●	Retirement I 2020 Fund: 60.5% stocks and 39.5% bonds and cash.

●	Retirement I 2025 Fund: 68.5% stocks and 31.5% bonds and cash.

●	Retirement I 2030 Fund: 76.5% stocks and 23.5% bonds and cash.

●	Retirement I 2035 Fund: 82.5% stocks and 17.5% bonds and cash.

●	Retirement I 2040 Fund: 87.5% stocks and 12.5% bonds and cash.

●	Retirement I 2045, 2050, 2055, and 2060 Funds: 90.0% stocks and 10.0% bonds and cash. These funds follow similar investment paths for several years before their asset allocations begin to diverge.

Russell 1000 Index: An index that tracks the performance of the 1,000 largest companies in the Russell 3000 Index.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Bloomberg Index Services Ltd. Copyright 2017, Bloomberg Index Services Ltd. Used with permission.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement Balanced I Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	18.91%	19.61%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.55	1.60	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.55	1.56	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.99	1.02	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	0.99	1.05	Small-Cap Stock–I Class
	0.99	0.97	Small-Cap Value–I Class
International Developed Market Stocks	3.16	3.24	International Stock–I Class
	3.64	3.55	International Value Equity–I Class
	3.66	3.77	Overseas Stock–I Class
International Emerging Market Stocks	1.70	1.70	Emerging Markets Stock–I Class
Inflation Focused Stocks	0.86	0.89	Real Assets–I Class
Total Stocks	38.00	38.96	
Core Fixed Income	1.09	1.01	Dynamic Global Bond–I Class
	0.94	0.93	International Bond (USD Hedged)–I Class
	19.91	19.76	New Income–I Class
Diversifying Fixed Income	3.17	3.11	Emerging Markets Bond–I Class
	0.23	0.19	Floating Rate–I Class
	2.63	2.63	High Yield–I Class
	1.72	1.84	International Bond–I Class
	30.00	29.65	Limited Duration Inflation Focused Bond–I Class
	1.56	1.10	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.82	U.S. Treasury Money–I Class
Total Bonds	62.00	61.04	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2005 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	17.70%	18.34%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.44	1.50	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.44	1.46	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	0.92	0.97	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	0.92	0.98	Small-Cap Stock–I Class
	0.92	0.96	Small-Cap Value–I Class
International Developed Market Stocks	2.95	3.00	International Stock–I Class
	3.40	3.34	International Value Equity–I Class
	3.42	3.49	Overseas Stock–I Class
International Emerging Market Stocks	1.59	1.61	Emerging Markets Stock–I Class
Inflation Focused Stocks	0.80	0.84	Real Assets–I Class
Total Stocks	35.50	36.49	
Core Fixed Income	1.58	1.48	Dynamic Global Bond–I Class
	1.36	1.33	International Bond (USD Hedged)–I Class
	28.85	28.61	New Income–I Class
Diversifying Fixed Income	4.59	4.41	Emerging Markets Bond–I Class
	0.33	0.28	Floating Rate–I Class
	3.81	3.81	High Yield–I Class
	2.49	2.62	International Bond–I Class
	18.50	18.27	Limited Duration Inflation Focused Bond–I Class
	2.24	1.54	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	1.16	U.S. Treasury Money–I Class
Total Bonds	64.50	63.51	

Actual allocations may not total 100% due to rounding.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2010 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	20.40%	21.11%	Equity Index 500–I Class
	0.00	0.00	Growth Stock–I Class
	0.00	0.00	Value–I Class
U.S. Mid-Cap Stocks	1.67	1.73	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.67	1.69	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.07	1.10	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.07	1.13	Small-Cap Stock–I Class
	1.07	1.11	Small-Cap Value–I Class
International Developed Market Stocks	3.41	3.42	International Stock–I Class
	3.93	3.82	International Value Equity–I Class
	3.95	3.97	Overseas Stock–I Class
International Emerging Market Stocks	1.84	1.84	Emerging Markets Stock–I Class
Inflation Focused Stocks	0.92	0.96	Real Assets–I Class
Total Stocks	41.00	41.88	
Core Fixed Income	1.48	1.37	Dynamic Global Bond–I Class
	1.27	1.22	International Bond (USD Hedged)–I Class
	26.93	26.68	New Income–I Class
Diversifying Fixed Income	4.27	4.14	Emerging Markets Bond–I Class
	0.30	0.25	Floating Rate–I Class
	3.55	3.54	High Yield–I Class
	2.32	2.44	International Bond–I Class
	16.00	15.78	Limited Duration Inflation Focused Bond–I Class
	2.13	1.44	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	1.28	U.S. Treasury Money–I Class
Total Bonds	59.00	58.14	

Actual allocations may not total 100% due to rounding.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2015 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	18.13%	18.75%	Equity Index 500–I Class
	2.96	3.10	Growth Stock–I Class
	3.08	2.95	Value–I Class
U.S. Mid-Cap Stocks	2.00	2.04	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	1.94	1.99	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.29	1.30	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.26	1.32	Small-Cap Stock–I Class
	1.23	1.37	Small-Cap Value–I Class
International Developed Market Stocks	4.03	4.09	International Stock–I Class
	4.65	4.53	International Value Equity–I Class
	4.67	4.80	Overseas Stock–I Class
International Emerging Market Stocks	2.17	2.19	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.09	1.14	Real Assets–I Class
Total Stocks	48.50	49.57	
Core Fixed Income	1.34	1.24	Dynamic Global Bond–I Class
	1.15	1.12	International Bond (USD Hedged)–I Class
	24.38	24.14	New Income–I Class
Diversifying Fixed Income	3.84	3.73	Emerging Markets Bond–I Class
	0.26	0.22	Floating Rate–I Class
	3.20	3.19	High Yield–I Class
	2.10	2.20	International Bond–I Class
	12.50	12.29	Limited Duration Inflation Focused Bond–I Class
	1.98	1.37	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.92	U.S. Treasury Money–I Class
Total Bonds	51.50	50.42	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2020 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	16.43%	17.00%	Equity Index 500–I Class
	6.27	6.52	Growth Stock–I Class
	6.42	6.40	Value–I Class
U.S. Mid-Cap Stocks	2.42	2.46	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	2.34	2.39	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.56	1.57	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.52	1.58	Small-Cap Stock–I Class
	1.49	1.62	Small-Cap Value–I Class
International Developed Market Stocks	4.86	4.89	International Stock–I Class
	5.61	5.42	International Value Equity–I Class
	5.64	5.68	Overseas Stock–I Class
International Emerging Market Stocks	2.62	2.59	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.32	1.36	Real Assets–I Class
Total Stocks	58.50	59.48	
Core Fixed Income	1.16	1.09	Dynamic Global Bond–I Class
	1.00	0.97	International Bond (USD Hedged)–I Class
	21.20	20.93	New Income–I Class
Diversifying Fixed Income	3.30	3.19	Emerging Markets Bond–I Class
	0.21	0.18	Floating Rate–I Class
	2.76	2.75	High Yield–I Class
	1.83	1.89	International Bond–I Class
	7.50	7.31	Limited Duration Inflation Focused Bond–I Class
	1.79	1.22	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.99	U.S. Treasury Money–I Class
Total Bonds	41.50	40.51	

Actual allocations may not total 100% due to rounding.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2025 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	13.80%	14.29%	Equity Index 500–I Class
	9.57	9.86	Growth Stock–I Class
	9.74	9.83	Value–I Class
U.S. Mid-Cap Stocks	2.75	2.80	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	2.66	2.70	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.77	1.80	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.73	1.79	Small-Cap Stock–I Class
	1.69	1.81	Small-Cap Value–I Class
International Developed Market Stocks	5.52	5.50	International Stock–I Class
	6.38	6.09	International Value Equity–I Class
	6.41	6.39	Overseas Stock–I Class
International Emerging Market Stocks	2.98	2.92	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.50	1.53	Real Assets–I Class
Total Stocks	66.50	67.31	
Core Fixed Income	1.01	0.93	Dynamic Global Bond–I Class
	0.86	0.84	International Bond (USD Hedged)–I Class
	18.33	18.07	New Income–I Class
Diversifying Fixed Income	2.83	2.70	Emerging Markets Bond–I Class
	0.17	0.15	Floating Rate–I Class
	2.37	2.36	High Yield–I Class
	1.58	1.61	International Bond–I Class
	4.00	3.86	Limited Duration Inflation Focused Bond–I Class
	1.60	1.10	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	1.07	U.S. Treasury Money–I Class
Total Bonds	33.50	32.69	

Actual allocations may not total 100% due to rounding.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2030 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	11.40%	11.83%	Equity Index 500–I Class
	12.76	13.08	Growth Stock–I Class
	12.94	13.09	Value–I Class
U.S. Mid-Cap Stocks	3.08	3.11	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	2.98	3.03	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	1.98	2.01	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	1.94	1.99	Small-Cap Stock–I Class
	1.89	1.99	Small-Cap Value–I Class
International Developed Market Stocks	6.19	6.12	International Stock–I Class
	7.14	6.85	International Value Equity–I Class
	7.18	7.09	Overseas Stock–I Class
International Emerging Market Stocks	3.34	3.27	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.68	1.68	Real Assets–I Class
Total Stocks	74.50	75.14	
Core Fixed Income	0.81	0.76	Dynamic Global Bond–I Class
	0.70	0.67	International Bond (USD Hedged)–I Class
	14.82	14.59	New Income–I Class
Diversifying Fixed Income	2.26	2.17	Emerging Markets Bond–I Class
	0.13	0.11	Floating Rate–I Class
	1.90	1.89	High Yield–I Class
	1.28	1.31	International Bond–I Class
	1.50	1.46	Limited Duration Inflation Focused Bond–I Class
	1.35	0.95	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.96	U.S. Treasury Money–I Class
Total Bonds	25.50	24.87	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2035 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	9.36%	9.72%	Equity Index 500–I Class
	15.26	15.64	Growth Stock–I Class
	15.46	15.59	Value–I Class
U.S. Mid-Cap Stocks	3.32	3.38	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.23	3.27	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.14	2.18	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.09	2.15	Small-Cap Stock–I Class
	2.05	2.15	Small-Cap Value–I Class
International Developed Market Stocks	6.69	6.57	International Stock–I Class
	7.72	7.41	International Value Equity–I Class
	7.76	7.65	Overseas Stock–I Class
International Emerging Market Stocks	3.61	3.53	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.81	1.88	Real Assets–I Class
Total Stocks	80.50	81.12	
Core Fixed Income	0.66	0.61	Dynamic Global Bond–I Class
	0.56	0.55	International Bond (USD Hedged)–I Class
	11.95	11.75	New Income–I Class
Diversifying Fixed Income	1.79	1.70	Emerging Markets Bond–I Class
	0.09	0.07	Floating Rate–I Class
	1.51	1.51	High Yield–I Class
	1.03	1.03	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	1.16	0.81	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.86	U.S. Treasury Money–I Class
Total Bonds	19.50	18.89	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2040 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	7.42%	7.61%	Equity Index 500–I Class
	17.48	17.86	Growth Stock–I Class
	17.69	17.84	Value–I Class
U.S. Mid-Cap Stocks	3.53	3.58	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.43	3.47	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.27	2.31	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.22	2.28	Small-Cap Stock–I Class
	2.17	2.28	Small-Cap Value–I Class
International Developed Market Stocks	7.10	6.95	International Stock–I Class
	8.20	7.88	International Value Equity–I Class
	8.24	8.19	Overseas Stock–I Class
International Emerging Market Stocks	3.83	3.75	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.92	1.97	Real Assets–I Class
Total Stocks	85.50	85.97	
Core Fixed Income	0.48	0.44	Dynamic Global Bond–I Class
	0.41	0.39	International Bond (USD Hedged)–I Class
	8.76	8.61	New Income–I Class
Diversifying Fixed Income	1.28	1.23	Emerging Markets Bond–I Class
	0.05	0.04	Floating Rate–I Class
	1.09	1.09	High Yield–I Class
	0.76	0.75	International Bond–I Class
	0.00	0.00	Limited Duration Inflation Focused Bond–I Class
	0.92	0.65	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.83	U.S. Treasury Money–I Class
Total Bonds	14.50	14.03	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2045 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.54%	6.78%	Equity Index 500–I Class
	18.53	18.92	Growth Stock–I Class
	18.75	18.91	Value–I Class
U.S. Mid-Cap Stocks	3.63	3.67	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.53	3.57	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.34	2.37	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.29	2.34	Small-Cap Stock–I Class
	2.24	2.32	Small-Cap Value–I Class
International Developed Market Stocks	7.31	7.12	International Stock–I Class
	8.44	8.12	International Value Equity–I Class
	8.48	8.36	Overseas Stock–I Class
International Emerging Market Stocks	3.94	3.86	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.98	2.01	Real Assets–I Class
Total Stocks	88.00	88.35	
Core Fixed Income	0.39	0.36	Dynamic Global Bond–I Class
	0.34	0.33	International Bond (USD Hedged)–I Class
	7.17	7.05	New Income–I Class
Diversifying Fixed Income	1.03	0.98	Emerging Markets Bond–I Class
	0.04	0.03	Floating Rate–I Class
	0.88	0.88	High Yield–I Class
	0.62	0.62	International Bond–I Class
	0.00	0.01	Limited Duration Inflation Focused Bond–I Class
	0.78	0.56	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.84	U.S. Treasury Money–I Class
Total Bonds	12.00	11.66	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2050 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.54%	6.77%	Equity Index 500–I Class
	18.53	18.91	Growth Stock–I Class
	18.75	18.90	Value–I Class
U.S. Mid-Cap Stocks	3.63	3.67	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.53	3.57	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.34	2.37	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.29	2.34	Small-Cap Stock–I Class
	2.24	2.32	Small-Cap Value–I Class
International Developed Market Stocks	7.31	7.13	International Stock–I Class
	8.44	8.12	International Value Equity–I Class
	8.48	8.36	Overseas Stock–I Class
International Emerging Market Stocks	3.94	3.86	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.98	2.01	Real Assets–I Class
Total Stocks	88.00	88.34	
Core Fixed Income	0.39	0.35	Dynamic Global Bond–I Class
	0.34	0.32	International Bond (USD Hedged)–I Class
	7.17	7.05	New Income–I Class
Diversifying Fixed Income	1.03	0.98	Emerging Markets Bond–I Class
	0.04	0.03	Floating Rate–I Class
	0.88	0.88	High Yield–I Class
	0.62	0.62	International Bond–I Class
	0.00	0.01	Limited Duration Inflation Focused Bond–I Class
	0.78	0.55	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.87	U.S. Treasury Money–I Class
Total Bonds	12.00	11.66	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2055 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.54%	6.81%	Equity Index 500–I Class
	18.53	18.91	Growth Stock–I Class
	18.75	18.92	Value–I Class
U.S. Mid-Cap Stocks	3.63	3.69	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.53	3.57	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.34	2.37	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.29	2.34	Small-Cap Stock–I Class
	2.24	2.31	Small-Cap Value–I Class
International Developed Market Stocks	7.31	7.08	International Stock–I Class
	8.44	8.12	International Value Equity–I Class
	8.48	8.36	Overseas Stock–I Class
International Emerging Market Stocks	3.94	3.86	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.98	2.02	Real Assets–I Class
Total Stocks	88.00	88.36	
Core Fixed Income	0.39	0.36	Dynamic Global Bond–I Class
	0.34	0.31	International Bond (USD Hedged)–I Class
	7.17	7.05	New Income–I Class
Diversifying Fixed Income	1.03	0.98	Emerging Markets Bond–I Class
	0.04	0.03	Floating Rate–I Class
	0.88	0.88	High Yield–I Class
	0.62	0.62	International Bond–I Class
	0.00	0.01	Limited Duration Inflation Focused Bond–I Class
	0.78	0.56	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.84	U.S. Treasury Money–I Class
Total Bonds	12.00	11.64	

Actual allocations may not total 100% due to rounding.

PORTFOLIO HIGHLIGHTS

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

As of 11/30/17

Retirement I 2060 Fund–I Class

Sector	Target Allocation	Actual Allocation	Fund
U.S. Large-Cap Stocks	6.54%	6.79%	Equity Index 500–I Class
	18.53	18.89	Growth Stock–I Class
	18.75	18.91	Value–I Class
U.S. Mid-Cap Stocks	3.63	3.68	Mid-Cap Growth–I Class
	0.00	0.00	Mid-Cap Index–I Class
	3.53	3.57	Mid-Cap Value–I Class
U.S. Small-Cap Stocks	2.34	2.37	New Horizons–I Class
	0.00	0.00	Small-Cap Index–I Class
	2.29	2.33	Small-Cap Stock–I Class
	2.24	2.30	Small-Cap Value–I Class
International Developed Market Stocks	7.31	7.20	International Stock–I Class
	8.44	8.14	International Value Equity–I Class
	8.48	8.36	Overseas Stock–I Class
International Emerging Market Stocks	3.94	3.87	Emerging Markets Stock–I Class
Inflation Focused Stocks	1.98	2.02	Real Assets–I Class
Total Stocks	88.00	88.43	
Core Fixed Income	0.39	0.33	Dynamic Global Bond–I Class
	0.34	0.30	International Bond (USD Hedged)–I Class
	7.17	7.05	New Income–I Class
Diversifying Fixed Income	1.03	0.98	Emerging Markets Bond–I Class
	0.04	0.03	Floating Rate–I Class
	0.88	0.88	High Yield–I Class
	0.62	0.61	International Bond–I Class
	0.00	0.01	Limited Duration Inflation Focused Bond–I Class
	0.78	0.52	U.S. Treasury Long-Term–I Class
Short-Term Income	0.75	0.87	U.S. Treasury Money–I Class
Total Bonds	12.00	11.58	

Actual allocations may not total 100% due to rounding.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS (1)

(Cost and value in $000s)

	$ Value 5/31/17	$ Purchase Cost	$ Sales Cost	Shares	$ Value 11/30/17
EQUITY MUTUAL FUNDS 75.1%					
T. Rowe Price Funds:					
Value Fund	259,151	121,815	22,022	9,739,340	390,353
Growth Stock Fund	301,474	117,663	53,759	5,454,751	390,069
Equity Index 500 Fund	263,943	108,343	40,261	4,942,201	352,626
Overseas Stock Fund	151,784	59,885	11,958	18,590,911	211,379
International Value Equity Fund	146,104	65,370	12,955	13,340,539	204,244
International Stock Fund	137,227	51,713	13,061	9,486,732	182,619
Emerging Markets Stock Fund	62,449	29,983	4,352	2,218,128	97,487
Mid-Cap Growth Fund (2)	62,546	29,368	5,634	983,821	92,843
Mid-Cap Value Fund	61,650	27,767	5,196	2,793,812	90,212
New Horizons Fund (2)	36,252	22,189	3,324	1,055,411	59,821
Small-Cap Stock Fund	43,503	17,438	5,860	1,143,334	59,465
Small-Cap Value Fund	41,363	16,732	3,913	1,146,870	59,431
Real Assets Fund	37,653	15,470	4,768	4,352,449	50,009
Total Equity Mutual Funds (Cost $1,927,879)					2,240,558
BOND MUTUAL FUNDS 23.9%					
T. Rowe Price Funds:					
New Income Fund	335,116	170,548	69,130	45,994,488	435,108
Emerging Markets Bond Fund	46,360	24,552	4,594	5,162,321	64,787
High Yield Fund	48,176	21,513	12,377	8,339,753	56,377
Limited Duration Inflation Focused Bond Fund	32,946	14,910	4,278	8,636,357	43,527
International Bond Fund	41,132	20,814	23,980	4,302,099	38,977
U.S. Treasury Long-Term Fund	—	28,462	28	2,238,275	28,269
Dynamic Global Bond Fund	—	22,719	28	2,300,831	22,617
International Bond Fund (USD Hedged)	—	19,986	24	1,995,122	20,031
Floating Rate Fund	—	3,169	4	319,928	3,158
Total Bond Mutual Funds (Cost $711,810)					712,851
SHORT-TERM INVESTMENTS 1.0%					
T. Rowe Price Funds:					
U.S. Treasury Money Fund, 0.85% (3)	5,579	76,543	53,567	28,554,865	28,555
Total Short-Term Investments (Cost $28,555)					28,555
Total Investments in Securities 100.0% of Net Assets (Cost $2,668,244)					**$ 2,981,964**

(1) Each underlying Price fund is an affiliated company; the fund is invested in the I Class of each underlying Price fund.
(2) Non-income producing
(3) Seven-day yield

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2017. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Funds:			
Dynamic Global Bond Fund	$ —	$ (74)	$ 20
Emerging Markets Bond Fund	556	(1,531)	1,834
Emerging Markets Stock Fund	2,646	9,407	—
Equity Index 500 Fund	8,886	20,601	2,984
Floating Rate Fund	—	(7)	11
Growth Stock Fund	17,054	24,691	—
High Yield Fund	680	(935)	1,536
International Bond Fund	260	1,011	373
International Bond Fund (USD Hedge)	—	69	15
International Stock Fund	3,777	6,740	—
International Value Equity Fund	2,984	5,725	—
Limited Duration Inflation Focused Bond Fund	57	(51)	—
Mid-Cap Growth Fund	1,620	6,563	—
Mid-Cap Value Fund	1,328	5,991	—
New Horizons Fund	1,198	4,704	—
New Income Fund	(406)	(1,426)	5,814
Overseas Stock Fund	3,836	11,668	—
Real Assets Fund	901	1,654	—
Small-Cap Stock Fund	1,555	4,384	—
Small-Cap Value Fund	1,272	5,249	—
U.S. Treasury Long-Term Fund	—	(165)	53
Value Fund	6,003	31,409	—
U.S. Treasury Money Fund	—	—	89
Totals	$ 54,207#	$ 135,677	$ 12,729+

\# Capital gain/loss distributions from mutual funds represented $0 of the net realized gain (loss).

\+ Investment income comprised $12,729 of income distributions from underlying Price funds.

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement I 2030 Fund – I Class (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds (underlying Price funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund’s shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Purchases and sales of the underlying Price funds are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Dividends received from underlying Price fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. A capital gain distribution may also be declared and paid by the fund annually.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended November 30, 2017, the fund realized $41,316,000 of net gain on $215,468,000 of in-kind redemptions.

New Accounting Guidance On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2017, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended November 30, 2017, aggregated $1,086,951,000 and $409,281,000, respectively.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2017, the cost of investments for federal income tax purposes was $2,671,299,000. Net unrealized gain aggregated $310,665,000 at period-end, of which $315,346,000 related to appreciated investments and $4,681,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates receives management fees from the underlying Price funds. In addition to its own operating expenses, the fund indirectly bears its proportionate share of the management fees received by Price Associates and operating costs of the underlying Price funds in which it invests.

The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all direct operating expenses of the fund (excluding interest, expenses related to borrowings, taxes, and brokerage, and other non-recurring expenses permitted by the amended management agreement) to the extent such operating expenses, on an annualized basis, exceed 0.01% of average daily net assets. This agreement will continue until September 30, 2019, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed both: (1) the operating expense limitation in place at the time such amounts were paid; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment.

Pursuant to this agreement, $140,000 of expenses were paid by Price Associates during the six months ended November 30, 2017. Including this amount, expenses previously paid by Price Associates in the amount of $379,000 remain subject to repayment by the fund at November 30, 2017.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2017, expenses incurred pursuant to these service agreements were $30,000 for Price Associates and $21,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At November 30, 2017, the fund held less than 25% of the outstanding shares of any underlying Price fund.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 19, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	January 19, 2018